NOTES PAYABLE AND OTHER DEBT (Senior Debt Guaranteed by HUD) (Details)				12 Months Ended
	Mar. 24, 2016 USD ($)	Apr. 30, 2015 USD ($)	Sep. 24, 2014 USD ($)	Dec. 31, 2015 USD ($) facility	Sep. 30, 2016 USD ($)	Aug. 01, 2015 USD ($)	Jun. 30, 2015	May 01, 2015 USD ($)	Apr. 01, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 17, 2014 USD ($)	Nov. 01, 2014	Oct. 01, 2014	Apr. 30, 2012 USD ($)
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 5,750,000				$ 5,750,000		$ 3,750,000	$ 6,000,000	$ 8,800,000
Proceeds from issuance of debt			$ 500,000
Fixed interest rate (as a percent)							8.00%
Total indebtedness				$ 122,759,000	$ 115,503,000						$ 151,359,000
Repayment of debt	$ 3,900,000	$ 6,500,000	4,500,000.0
Outstanding amount				$ 0
Restricted assets related to the loan															$ 400,000
Senior debt - guaranteed by USDA
Debt Instrument [Line Items]
Number of Facilities Term Loans, with Waiver | facility				1
Deferred financing costs				$ 800,000
Total indebtedness				26,463,000							$ 27,128,000
Restricted assets related to the loan				1,800,000
Subsidiaries | Secured Debt | Key Bank National Association
Debt Instrument [Line Items]
Maximum borrowing capacity												$ 7,630,500
Fixed interest rate (as a percent)												3.65%
Loan insured by small business association, percentage												75.00%
Outstanding amount				7,500,000
Restricted assets related to the loan				900,000
Subsidiaries | Glenvue H&R | Secured Debt | Housing and Healthcare Finance, LLC
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 8,800,000
Fixed interest rate (as a percent)			3.75%
Outstanding amount				8,600,000
Restricted assets related to the loan				400,000
Subsidiaries | Eaglewood Care Center | Secured Debt | Housing and Healthcare Finance, LLC
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 5,700,000
Fixed interest rate (as a percent)			3.75%
Outstanding amount				5,600,000
Restricted assets related to the loan				400,000
Red Mortgage Capital, LLC and Secretary of Urban Housing and Development | Subsidiaries | Term Loan [Member] | Term Loan Dated November 27, 2007
Debt Instrument [Line Items]
Fixed interest rate (as a percent)													5.95%	4.16%
Total indebtedness				1,500,000
Restricted assets related to the loan				300,000
Red Mortgage Capital, LLC and Secretary of Urban Housing and Development | Subsidiaries | Term Loan [Member] | Term Loan Dated July 29, 2008
Debt Instrument [Line Items]
Fixed interest rate (as a percent)													4.20%	6.50%
Total indebtedness				2,300,000
Restricted assets related to the loan				$ 300,000